FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extend of risks arising from financial instruments
Schedule of categories of financial instruments
	Year ended December 31,
	2018	2019
	Thousand US$	Thousand US$
Financial assets:
Assets at amortized cost:
Other non-current assets (Note 27)	8,216	7,938
Amounts due from related parties (Note 16)	1,539	372
Contract Assets	731	728
Trade and other receivables (Note 17)	13,760	6,617
Restricted cash	44,182	31,511
Cash and cash equivalents	43,831	11,739
Assets at FVTPL:	—	—
Amounts due from related parties (Note 16)	19,939	4,656
Other non-current assets (Note 27)	5,636	6,416
Total financial assets	137,834	69,977
Financial liabilities
Liabilities at amortized cost:
Trade and other payables (Note 28)	22,255	15,796
Amounts due to related parties (Note 29)	211	85
Lease liability (Note 22)	—	48,604
Borrowings (Note 30)	256,757	202,872
Total liabilities at amortized cost	279,223	267,357
Liabilities at FVTPL:
Other Current liabilities (Note 31)	130,323	—
Other non-current liabilities (Note 32)	59,992	72,321
Total liabilities at FVTPL	190,315	72,321

Schedule of remaining contractual maturity for nonderivative financial liabilities
	Weighted average interest rate	<1 year	1 - 2 years	2 - 3 years	>3 years	Total undiscounted cash flows	Total carrying amount
		Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
At December 31, 2018
Trade and other payables	N/A	22,255	—	—	—	22,255	22,255
Amounts due to related parties	N/A	211	—	—	—	211	211
Borrowings— variable rate	5.02%	6,794	11,742	11,742	133,006	163,284	116,792
Borrowings— fixed rate	3.18%	42,906	9,935	9,935	109,386	172,162	139,965
		72,166	21,677	21,677	242,392	357,912	279,223
At December 31, 2019
Trade and other payables	N/A	15,796	—	—	—	15,796	15,796
Amounts due to related parties	N/A	85	—	—	—	85	85
Borrowings— variable rate	4.80%	3,545	4,947	4,947	26,176	39,615	30,686
Borrowings— fixed rate	3.80%	51,330	13,506	13,506	132,676	211,018	172,186
Lease liability	2.76%	4,351	4,219	4,216	51,865	64,651	48,604
		75,107	22,672	22,669	210,717	331,165	267,357

Schedule of remaining contractual maturity for derivative financial liabilities
	Weighted average effective interest rate	<1 year	1 - 2 years	2 - 3 years	>3 years	Total undiscounted cash flows	Total carrying amount
		Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
At December 31, 2018
Other Current liabilities	15%	130,323	—	—	—	130,323	130,323
Other non-current liabilities	11.88%	1,332	8,497	8,477	124,113	142,419	59,992
		131,655	8,497	8,477	124,113	272,742	190,315
At December 31, 2019
Other Current liabilities
Other non-current liabilities	11.75%	1,629	77,968	100	1,835	81,532	72,321
		1,629	77,968	100	1,835	81,532	72,321

Schedule of fair value measurements of financial assets
Financial assets	Fair value	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable inputs
1) Amounts due from related parties- non-current	Amounts due from related parties—US$4,656 thousand as of December 31, 2019. (Note a)	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 3% per annum. (Note b) Estimated net change in electricity income and direct costs was taken into account management’s experience and knowledge of market conditions of the specific industries

2) Other non-current assets	Other non-current assets—US$6,416 thousand as of December 31, 2019.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 17.52% per

annum. (Note c) Estimated

net change in electricity

income and direct costs

was taken into account

management’s experience

and knowledge of market

conditions of the specific

industries

(b)	Due to the adoption of IFRS 9 in 2018, the Company classified these amount into FVTPL as of December 31, 2018 and 2019.
(c)	A 5% increase in the discount rate holding all other variables constant would decrease the carrying amount of amounts due from related parties by approximately US$47 thousand as at December 31, 2019.
(d)	A 5% increase in the discount rate holding all other variables constant would decrease the carrying amount of other non-current assets by approximately US$168 thousand as at December 31, 2019.

Schedule of fair value measurements of financial liabilities
Financial liabilities	Fair value	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable inputs
1) Other Current liabilities classified as other financial instruments in the consolidated statements of financial position (Note 31)	Other current liabilities—US$121,940 thousand as of December 31, 2018 and Other current liabilities—nil as of December 31, 2019, respectively.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

N/A

2) Other non-current liabilities classified as other financial instruments in the consolidated statements of financial position (Note 32)	Other non-current liabilities—US$1,378 thousand and US$1,394 thousand as of December 31, 2018 and December 31, 2019, respectively.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 6% per annum. (Note 1) Estimated net change in electricity income and direct costs was taken into account management’s experience and knowledge of market conditions of the specific industries.

3) Other current and non-current liabilities classified as other financial instruments in the consolidated statements of financial position (Note 32)

The total number of the balance was US$65,870 thousand and US$69,526 thousand as of December 31, 2018 and December 31, 2019. Other current liabilities shows as US$8,383 thousand and Other non-current liabilities was 57,487 thousand as of December 31, 2018.

Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 12% and 12% for year 2018 and 2019 respectively. (Note 2)

4) Interest rate swaps not designated in hedge accounting relationships (Note 32)	Other non-current liabilities— US$1,117 thousand and US$1,110 thousand as at December 31, 2018 and December 31, 2019.	Level 2

Discounted cash flow. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

N/A

5) Interest rate swaps not designated in hedge accounting relationships (Note 27, 32)

Other non-current liabilities —US$10 thousand and US$291 thousand as at December 31, 2018 and December 31, 2019. Other non-current assets include an interest rate swap asset of US$224 thousand as at December 31, 2018, which was a swap liability included in non-current liability as at December 31, 2017.

Level 2

Discounted cash flow. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

N/A

Note:

(1)

A 5% increase in the discount rate holding all other variables constant would decrease the carrying amount of other non-current liabilities by approximately US$31 thousand and US$29 thousand as at December 31, 2018 and December 31, 2019, respectively. A 5% increase in estimated net change in electricity income and direct cost would increase the carrying amount of the non-current liabilities by US$63 thousand and US$63 thousand as at December 31, 2018 and December 31, 2019, respectively.

(2)

A 5% increase in the discount rate holding all other variables constant would decrease the carrying amount of other non-current liabilities by approximately US$1,973 thousand and US$1,876 thousand as at December 31, 2018 and December 31, 2019, respectively.

Trade receivables and contract assets
Disclosure of nature and extend of risks arising from financial instruments
Summary of expected credit loss rates	Expected credit loss rates for the year ended December 31, 2019 and 2018 are:
<60 days	60-90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years
%	%	%	%	%	%	%
—	1	5	9	12	30	100

Summary of expected credit loss
Expected credit losses for trade receivables and contract assets as at December 31, 2019
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
—	1	26	49	—	1	—	77

Expected credit losses for trade receivables and contract assets as at December 31, 2018
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
1	25	41	132	4	20	—	223

Short-term deposits and debt investments
Disclosure of nature and extend of risks arising from financial instruments
Summary of expected credit loss
Expected credit losses for short-term deposits and debt investments as at December 31, 2019
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
9	—	22	290	—	4	896	1,221

Expected credit losses for short-term deposits and debt investments as at December 31, 2018
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
16	63	6	6	292	23	1,227	1,633

Long-term deposits and debt investments
Disclosure of nature and extend of risks arising from financial instruments
Summary of expected credit loss
Expected credit losses for long-term deposits and debt investments as at December 31, 2019
<180 days	181-360 days	1 - 2 years	2 - 3 years	3-4years	>4years	Total
Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
5	1	1	—	4	394	405

Expected credit losses for long-term deposits and debt investments as at December 31, 2018
<180 days	181-360 days	1 - 2 years	2 - 3 years	3-4years	>4years	Total
Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
—	1	—	4	5	388	398

Currency risk
Disclosure of nature and extend of risks arising from financial instruments
Schedule of currency risk
	Year ended December 31,
	2018	2018	2018	2019	2019	2019	2019
	Thousand	Thousand	Thousand	Thousand	Thousand	Thousand	Thousand
	US$	US$	US$	US$	US$	US$	US$
	Denominated	Denominated	Denominated	Denominated	Denominated	Denominated	Denominated
	in Euro	in JPY	in CAD	in Euro	in JPY	in CAD	in CNY
Cash and cash equivalents	5,862	26,672	571	1,547	5,982	313	89
Restricted cash	937	30,606	431	968	26,121	—	—
Trade and other receivables and contract assets (a)	3,787	4,605	1,037	1,706	4,155	20	16
Amount due from related parties	1,533	—	6	4,677	344	7	—
Other non-current assets	—	6,821	—	—	7,787	—	—
Total financial assets	12,119	68,704	2,045	8,898	44,389	340	105
Trade and other payables	3,457	14,533	444	2,506	6,903	202	636
Amount due to RPT	—	—	—	—	—	—	—
Long term Liability-Lease	—	—	—	442	45,971	219	584
Borrowings	14,667	131,036	—	13,523	163,195	—	592
Other financial liabilities (b)	—	124,435	—	—	2,503	—	—
Total financial liabilities	18,124	270,004	444	16,471	218,572	421	1,812

(a)

Trade and other receivables include only trade receivables, receivable due from third parties and deposits. Due to the disposal of Greece which reclassify receivables and other receivables to held to sale, the balance of trade and other receivables and contract assets of in Euro as December 31, 2019 has been declining sharply comparing to that as December 31, 2018.

(b)	Other financial liabilities denominated in JPY is dropping dramatically due to the settlement with Farallon.

Schedule of sensitivity to currency risk
	Year ended December 31,
	2018	2019
	Thousand US$	Thousand US$
EURO	(306)	350
CAD	81	4
RMB	—	79
JPY	(10,245)	8,040